Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
CURRENT LIABILITIES
Commercial papers	$ 1,800
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	135	$ 230
Unsecured bank loans	128	153
Unsecured bond issues	110,459	108,327
Unsecured other loans	52	53
Finance lease liabilities	175	186
Non-current interest-bearing loans and borrowings	110,949	108,949
Current Liabilities [Member]
CURRENT LIABILITIES
Secured bank loans	1,405	272
Commercial papers	1,801	1,870
Unsecured bank loans	126	739
Unsecured bond issues	2,604	4,510
Unsecured other loans	13	15
Finance lease liabilities	25	27
Current interest-bearing loans and borrowings	$ 5,974	$ 7,433